ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 13,970	$ 10,506
Government authorities	3,422	2,540
Accrued expenses	3,003	5,092
Other short-term liabilities	793	276
Accrued expenses and other liabilities, total	$ 21,188	$ 18,414